TAXES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2020
TAXES PAYABLE
Schedule of taxes payable

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD
Income tax payable	1,482,067	4,428,224
VAT payable	4,029,910	4,062,825
Other taxes payable	838,746	880,481
Total taxes payable	6,350,723	9,371,530